Public Offering (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2012
Common Stock Issued To Public Par Value Per Share (in dollar per share)	$ 10.00
Common Stock Issued To Public Warrant Par Value Per Share (in dollar per share)	$ 12.00
Underwriter Fee, Percentage	3.00%
Option Issued To Underwriter, Term	45 days
Additional Units Allotted To Underwriters Upon Issuance Of Options	1,125,000
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)	7,500,000
Warrant Exercise Price Determination Criteria (in dollar per share)	$ 18.00
Criteria [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	0.01